LONG TERM DEBT	12 Months Ended
Dec. 31, 2024
LONG TERM DEBT
LONG TERM DEBT

16— LONG TERM DEBT

16-1     Long-term debt:

	December 31,
	2024	2023
France term loan	4,431	3,222
Japanese term loan	138	323
Germany term loan	—	—
USA term loan	—	—
Korea term loan	2	5
Switzerland term loan	—	—
Malaysia term loan	—	—
Total long-term debt	4,571	3,551
Less current portion	(2,409)	(1,553)
Total long-term portion	2,162	1,997

As of December 31, 2024 and 2023, long-term debt in Japan consists of two loans denominated in Yen and subscribed with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

As of December 31, 2024, long-term debt in France consists of two loans denominated in euro, which were originally subscribed in 2020 which terms and maturity were amended, with a loan denominated in euro, which was subscribed in 2021, and three loans denominated in euro, which were subscribed in 2024, with the following terms:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,200,000	December 18, 2026	3.60%	Monthly installment

This loan, denominated in euro, is tied to an investment for which the Company has access at all times for an amount equal to the countervalue of €1,100,000 in USD. This loan is related to the advanced purchasing of ultrasound technology. If the investment is not maintained, the principal amount loaned along with interest and all amounts due to the lender for any reason will become immediately due and payable.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	56,000	August 5, 2028	4.16%	Monthly installment

This loan, denominated in euro, is related to the acquisition of a medical equipment for ESWL mobile RPP.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS SA	328,650	December 31, 2027	4.60%	Full reimbursement at termination date

This loan, denominated in euro, is related to the Research and development tax credit receivable from the French State.

	Drawn			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

This loan is tied to an investment for which the Company has access at all times for an amount equal to the countervalue of the loan in USD. This loan constitutes a complete financial package of €1,530,000, of which €1,066,081 was drawn to finance HIFU treatment probes. This drawn amount will be reimbursed over three years until July 1, 2025.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

This loan, denominated in euro, is a COVID-related loan guaranteed by the French government entered into in 2020 with an initial one-year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

This loan, denominated in euro, is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

As of December 31, 2023, long-term debt in France consists of three loans denominated in euro, which were originally subscribed in 2020 which terms and maturity were amended and a loan denominated in euro, which was subscribed in 2021 with the following terms:

	Drawn			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

This loan is pledged against the Company’s cash in USD for an amount equal to the countervalue of the loan in USD. This loan constitutes a complete financial package of €1,530,000, of which €1,066,081 was drawn to finance HIFU treatment probes. This drawn amount will be reimbursed over three years until July 1, 2025.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

This loan, denominated in euro, is a COVID-related loan guaranteed by the French government entered into in 2020 with an initial one-year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

This loan, denominated in euro, is a COVID-related loan guaranteed by the French government in 2020 with an initial one-year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

This loan is related to the acquisition of computer servers.

16-2     Long-term debt maturity:

Long-term debt carried at amortized cost at December 31, 2024 matures as follows:

2025	2,409
2026	1,809
2027	343
2028	10
2029	—
2030 and thereafter	—
Total	4,571